Common Stock and Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Offsetting Assets [Line Items]
Schedule of outstanding warrants
	Warrants Issued						Total

Warrants issued	6,250,000	3,108,700	6,250,000	5,547,500	2,760,200	500,000	24,416,400
Broker warrants issued (1)	173,810	91,000	70,000	104,250	80,100	0	519,160
Issued date	May 21	Sep 21	Apr 22	Aug 22	Sep 22	Oct 22
Expiration date	May 24	May 24	Apr 25	Aug 24	Sep 24	Oct 24
Exercise price (Canadian $)	$0.15	$0.15	$0.15	$0.12	$0.12	$0.12

Balance at December 31, 2020	0	0	0	0	0	0	0
Exercised	0	0	0	0	0	0	0
Issued	6,423,810	3,199,700	0	0	0	0	9,623,510
Expired	0	0	0	0	0	0	0
Balance at December 31, 2021	6,423,810	3,199,700	0	0	0	0	9,623,510
Exercised	0	0	0	0	0	0	0
Issued	0	0	6,320,000	5,651,750	2,840,300	500,000	15,312,050
Expired	0	0	0	0	0	0	0
Balance at December 31, 2022	6,423,810	3,199,700	6,320,000	5,651,750	2,840,300	500,000	24,935,560

(1)	Broker warrants expire 24 months from issue date

Warrant Liability [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – warrant liability:	8/12/22	12/31/22
Risk free interest rate	3.25%	4.41%
Expected term (years)	2.0	1.6
Expected volatility	132%	128%

Warrant Liability One [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – warrant liability:	8/31/22	12/31/22
Risk free interest rate	3.45%	4.41%
Expected term (years)	2.0	1.7
Expected volatility	132%	126%

Warrant Liability Two [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – warrant liability:	9/14/22	12/31/22
Risk free interest rate	3.78%	4.41%
Expected term (years)	2.0	1.7
Expected volatility	134%	125%

Warrant Liability Three [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – warrant liability:	10/28/22	12/31/22
Risk free interest rate	4.41%	4.41%
Expected term (years)	2.0	1.8
Expected volatility	135%	124%

Warrant Liability Four [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – warrant liability:	4/13/22	12/31/22
Risk free interest rate	2.57%	4.41%
Expected term (years)	3.0	2.3
Expected volatility	184%	133%

Warrant Liability Five [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – warrant liability:	9/30/21	12/31/21	12/31/22
Risk free interest rate	0.53%	0.97%	4.41%
Expected term (years)	2.7	2.4	1.4
Expected volatility	189%	191%	134%

Warrant Liability Six [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – warrant liability:	5/25/21	12/31/21	12/31/22
Risk free interest rate	0.30%	0.97%	4.41%
Expected term (years)	3.0	2.4	1.4
Expected volatility	180%	189%	132%